CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common shares, issued and outstanding [Member]	Additional paid-in capital [Member]	Retained profits [Member]	Accumulated other comprehensive income (losses) [Member]	Treasury shares, at cost [Member]	Total Highway Holdings Limited's Shareholders' equity [Member]	Non-controlling interests [Member]	Total
Balance at beginning at Mar. 31, 2015	$ 38	$ 11,370	$ 782	$ 8	$ (14)	$ 12,184	$ 49	$ 12,233
Balance at beginning (in shares) at Mar. 31, 2015	3,802
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			1,251			1,251	13	1,264
Cash dividend ($0.40, $0.27 and $0.32 per share)			(1,521)			(1,521)		(1,521)
Translation adjustments				(42)		(42)		(42)
Balance at end at Mar. 31, 2016	$ 38	11,370	512	(34)	(14)	11,872	62	11,934
Balance at end (in shares) at Mar. 31, 2016	3,802
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			527			527	(2)	525
Cash dividend ($0.40, $0.27 and $0.32 per share)			(1,026)			(1,026)		(1,026)
Acquisition of additional interests in subsidiaries							(21)	(21)
Translation adjustments				(102)		(102)		(102)
Balance at end at Mar. 31, 2017	$ 38	11,370	13	(136)	(14)	11,271	39	11,310
Balance at end (in shares) at Mar. 31, 2017	3,802
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			1,550			1,550	10	1,560
Cash dividend ($0.40, $0.27 and $0.32 per share)			(1,216)			(1,216)		(1,216)
Translation adjustments				136		136		136
Balance at end at Mar. 31, 2018	$ 38	$ 11,370	$ 347		$ (14)	$ 11,741	$ 49	$ 11,790
Balance at end (in shares) at Mar. 31, 2018	3,802